Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses
Office (note 7)	$ 27,847	$ 44,058	$ 63,515
Finance and interest (notes 7 and 10)	54,618	55,265	54,339
Legal, accounting and audit	31,702	27,204	18,090
Rent (note 7)	12,000	12,000	17,600
Regulatory and transfer fees	3,340	4,596	5,440
Consulting	0	879	509
Shareholder communication	3,872	3,135	1,363
Total expenses	(133,379)	(147,137)	(160,856)
Net and comprehensive Loss	$ (133,379)	$ (147,137)	$ (160,856)
Basic and Diluted Loss per Common Share	$ (0.02)	$ (0.02)	$ (0.02)
Weighted Average Number of Common Shares Outstanding	7,137,857	7,116,819	6,889,421